Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax receivable	$ 118	$ 120
Rental and utility deposit	15	21
Advance to suppliers	123	254
Prepayment	403	728
Coupon and dividend receivable	140	58
Others	859	939
Total prepaid expenses and other current assets	$ 1,658	$ 2,120